Property Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property Plant and Equipment
6.	PROPERTY, PLANT AND EQUIPMENT

	Cauchari-Olaroz Project[1]	Land	Buildings	Equipment and machinery	Organoclay plant	Other[2]	Total
	$	$	$	$	$	$	$
Cost
As at December 31, 2017	-	386	2,143	5,562	11,495	636	20,222
Additions	-	-	-	624	-	187	811
Disposals	-	-	-	(1,120)	(24)	-	(1,144)
As at December 31, 2018	-	386	2,143	5,066	11,471	823	19,889
Adjustment on adoption of IFRS 16 (Note 3)	-	-	-	-	-	296	296
Restated balance at January 1, 2019	-	386	2,143	5,066	11,471	1,119	20,185
50% of Minera Exar fixed assets	124,752	-	-	-	-	-	124,752
Additions	31,447	-	-	526	-	1,046	33,019
Capitalization of interest	2,110	-	-	-	-	-	2,110
Disposal of fixed assets	-	-	-	-	-	(60)	(60)
Reclassification to assets held for sale (Note 18)	-	(386)	(2,143)	(4,641)	(11,471)	(216)	(18,857)
As at December 31, 2019	158,309	-	-	951	-	1,889	161,149

	Cauchari-Olaroz Project[1]	Land	Buildings	Equipment and machinery	Organoclay plant	Other[2]	Total
	$	$	$	$	$	$	$
Accumulated depreciation
As at December 31, 2017	-	-	183	783	1,006	180	2,152
Depreciation for the year	-	-	107	406	576	121	1,210
Disposals	-	-	-	(476)	-	-	(476)
Impairment	-	-	545	1,146	9,889	-	11,580
As at December 31, 2018	-	-	835	1,859	11,471	301	14,466
50% of Minera Exar accumulated depreciation	1,260	-	-	-	-	-	1,260
Depreciation for the year	195	-	75	425	-	431	1,126
Disposals of fixed assets	-	-	-	-	-	(50)	(50)
Reclassification to assets held for sale (Note 18)	-	-	(910)	(2,087)	(11,471)	(109)	(14,577)
As at December 31, 2019	1,455	-	-	197	-	573	2,225

	Cauchari-Olaroz Project[1]	Land	Buildings	Equipment and machinery	Organoclay plant	Other[2]	Total
	$	$	$	$	$	$	$
Net book value
As at December 31, 2018	-	386	1,308	3,207	-	522	5,423
As at December 31, 2019	156,854	-	-	754	-	1,316	158,924

[1] Cauchari-Olaroz Project includes the Company’s 50% share of the Cauchari-Olaroz project construction costs and project-related costs incurred directly by the Company.

[2] Other category includes right of use assets with $1,140 cost and $259 accumulated depreciation as at December 31, 2019.